LOANS (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Credit Concentration Risk | Commercial real estate rental and leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	107.00%
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum loan-to-value percentage of collection remedies	80.00%
Loans Receivable | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Affiliated interests of capital structure	15 percent or more